Stockholders' Equity (10Q) (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Apr. 17, 2015	Mar. 19, 2013	Feb. 28, 2014	Jun. 30, 2015	Mar. 31, 2015	May. 05, 2014	Mar. 31, 2014
Capital Units, Authorized					260,000,000		260,000,000
Common stock, shares authorized					250,000,000		250,000,000
Preferred Stock, shares authorized					10,000,000		10,000,000
Common stock, par value					$ 0.001		$ 0.001
Preferred Stock, par value					$ 0.001		$ 0.001
Number of common stock shares issued		24,400,000	6,173,200
Common stock, shares issued					30,573,200		30,573,200
Common stock, shares outstanding					30,573,200		30,573,200
Content Checked Holdings, Inc [Member]
Capital Units, Authorized				260,000,000
Common stock, shares authorized				250,000,000	250,000,000
Preferred Stock, shares authorized				10,000,000
Common stock, par value				$ 0.001	$ 0.001
Preferred Stock, par value				$ 0.001
Number of common stock shares issued				4,299,400
Common stock, shares issued				34,472,602	34,472,602
Common stock, shares outstanding				24,000,000	24,000,000
Content Checked Holdings, Inc [Member] | Secured Bridge Note [Member]
Secured convertible promissory notes principal						$ 250,000
Content Checked Holdings, Inc [Member] | Content Checked Acquisition Corp., [Member]
Number of shares converted upon conversion	24,000,000
Recapitalization number of shares	30,573,200
Number of shares cancelled in connection with merger	24,400,000
Number of common stock shares issued	333,400
Number of retained common shares	6,173,200
Common stock shares convered value	$ 163,700
Common stock, shares outstanding	1,000,000
Content Checked Holdings, Inc [Member] | Content Checked Acquisition Corp., [Member] | Secured Bridge Note [Member]
Secured convertible promissory notes principal	$ 250,000
Content Checked Holdings, Inc [Member] | Content Checked Acquisition Corp., [Member] | Unsecured Bridge Notes [Member]
Number of shares converted upon conversion	625,000
Number of common stock shares issued	3,341,000
Common stock shares convered value	$ 1,503,450